Discontinued Operations (Long-Term Debt) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016
Debt Instrument [Line Items]
Carrying value of senior debt	$ 9,430,000,000	$ 8,850,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility	$ 0
CBS Radio [Member] | Discontinued Operations [Member]
Debt Instrument [Line Items]
Term Loan due October 2023, net of discount		955,000,000
Deferred financing costs		(20,000,000)
Total long-term debt, including current portion		1,345,000,000
CBS Radio [Member] | Discontinued Operations [Member] | 7.250% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Carrying value of senior debt		400,000,000
Stated interest rate	7.25%		7.25%
CBS Radio [Member] | Discontinued Operations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility		$ 10,000,000